Subsequent Events - Narrative (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Oct. 10, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Current year		$ 1,239.2	$ 1,137.1	$ 1,492.2	$ 1,651.9	$ 1,648.2
Subsequent Event | Minimum | Hurricane Milton
Subsequent Event [Line Items]
Current year	$ 40.0
Subsequent Event | Maximum | Hurricane Milton
Subsequent Event [Line Items]
Current year	$ 60.0